Pension and Post-Retirement and Post-Employment Benefits - Schedule of Actuarial Gains and Losses and Prior Service Costs Recorded Within Regulatory Assets (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Pension Benefits [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Actuarial gain for the year	$ (571)	$ 465
Prior service cost amortization	2	2
Post-Retirement and Post-Employment Benefits [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Actuarial gain for the year	(98)	(42)
Prior service cost amortization	7	2
Pension Benefit Regulatory Asset [Member] | Pension Benefits [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Actuarial gain for the year	(891)	536
Prior service cost for the year	0	31
Amortization of actuarial losses	(124)	(95)
Prior service cost amortization	(2)	(2)
Total actuarial gains and losses and prior service costs	(1,017)	470
Post Retirement and Employment Benefits Regulatory Assets [Member] | Post-Retirement and Post-Employment Benefits [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Actuarial gain for the year	(91)	(44)
Amortization of actuarial losses	(3)	(2)
Total actuarial gains and losses and prior service costs	$ (94)	$ (46)